Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Mar. 31, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 18,247,380	$ 2,677,059
Restricted cash		3,131,335	1,656,678
Accounts receivable, net		25,761,683	17,413,086
Inventories, net		5,936,223	4,826,217
Other receivable and other current assets, net		1,733,022	460,997
Prepayments, net		6,239,861	5,510,988
Derivative asset		269,119
Loan to third party		382,024
Total current assets		62,092,981	32,566,905
NONCURRENT ASSETS
Property and equipment, net		380,315	505,111
Definite-lived intangible assets, net		2,207,852	3,273,226
Indefinite-lived intangible assets		14,324,323	6,858,114
Goodwill		2,990,394	2,990,394
Long-term investments		15,435,274	71,045
Other receivable, non-current			167,000
Prepayments, a related party		3,000,000
Operating leases right-of-use assets		442,376	1,128,066
Finance leases right-of-use assets		363,008	470,100
Deferred merger costs			1,065,854
Deferred tax assets, net		351,060	462,429
Total noncurrent assets		39,494,602	16,991,339
TOTAL ASSETS		101,587,583	49,558,244
CURRENT LIABILITIES
Bank Loans, current		10,500,085	8,812,807
Accounts payable		28,389,357	7,016,238
Contract liabilities		505,323	209,903
Other payables and accrued liabilities		4,702,791	3,101,586
Operating lease liabilities, current		376,751	792,197
Contingent consideration for acquisition, current		1,121,006	2,319,000
Finance leases liabilities, current		84,528	72,868
Tax payables		1,417,173	1,017,143
Total current liabilities		52,347,689	30,395,238
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current		110,368	370,103
Finance leases liabilities, non-current		164,606	234,765
Bank loans, non-current		1,421,139	208,010
Deferred investment consideration payable		7,500,000
Derivative liabilities, non-current		3,086,519
Deferred tax liabilities			346,969
Contingent consideration for acquisition, non-current			1,378,000
Total non-current liabilities		12,282,632	2,537,847
TOTAL LIABILITIES		64,630,321	32,933,085
MEZZANINE EQUITY
Ordinary shares subject to possible redemption, nil and 217,724 shares as of March 31, 2025 and 2024, respectively	[1]		700,000
SHAREHOLDERS’ EQUITY
Ordinary share, par value $0.0001; 500,000,000 shares authorized, 126,276,372 and 105,055,344 shares issued as of March 31, 2025 and 2024, respectively, and 121,947,978 and 105,055,344 outstanding as of March 31, 2025 and 2024, respectively	[1]	12,196	10,506
Additional paid-in capital		18,149,582	1,730,098
Retained earnings		17,513,985	11,938,374
Accumulated other comprehensive income (loss)		178,312	(120,551)
TOTAL GCL Global Holdings Ltd shareholders’ equity		35,854,075	13,558,427
Non-controlling interests		1,103,187	2,366,732
TOTAL SHAREHOLDERS’ EQUITY		36,957,262	15,925,159
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY		101,587,583	49,558,244
Related Party
CURRENT ASSETS
Amount due from related parties		392,334	21,880
CURRENT LIABILITIES
Accounts payable, a related party		4,567,337	6,567,480
Amount due to related parties		$ 683,338	$ 486,016

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.